Other liabilities - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Feb. 23, 2022
Other Liabilities [Abstract]
Other current liabilities	$ 295	$ 306
Other non-current liabilities	251	190	$ 171
Total other liabilities	$ 546	$ 496